STOCKHOLDERS’ EQUITY	9 Months Ended	12 Months Ended
	Dec. 31, 2023	Mar. 31, 2023
Equity [Abstract]
STOCKHOLDERS’ EQUITY

NOTE 13 - STOCKHOLDERS’ EQUITY

Common Stock

On September 15, 2022, the Company and DSSI which, together with DSS, a shareholder of the Company, entered into an agreement pursuant to which the Company issued, to DSSI: (a) a two-year Convertible, Advancing Promissory Note in the principal amount of $27.0 million (the “2022 Note”) in favor of DSSI and (b) a detachable Warrant to purchase up to 818,181,819 shares of the Company’s Class A Common Stock at the exercise price of $0.033 per share. The 2022 Note bore interest at the annual rate of 8% and was due and payable on demand or, if no demand, on May 1, 2024. At any time during the term of the 2022 Note, all or part of the Note may be converted into up to 818,181,819 shares of the Company’s Class A Common Stock, at the option of the holder. Under the terms of the agreement, the Company agreed to pay to DSSI a loan origination fee of $270,000. In addition, DSSI agreed to surrender to the Company all DSSI’s rights pursuant to: (a) a certain Convertible Promissory Note in the principal amount of $30.0 million issued by the Company in April 2021 in favor of DSSI, and (b) a certain detachable Warrant to purchase up to 150,000,000 shares of the Company’s Class A Common Stock, at $0.22 per share, issued concurrently with such $30.0 million note. The Company recognized the transaction with DSSI as a debt extinguishment in accordance with GAAP. Since DSSI is a related party, the difference between the fair value of the new equity instruments and the carrying value of the retired equity instruments was recognized as a capital contribution of $2.0 million in additional paid in capital on the Company’s consolidated balance sheet.

On February 3, 2023, the Company mutually agreed with DSS to enter into a Letter Agreement (the “DSS Letter Agreement”), pursuant to which the Company and DSS have agreed to terminate and release all obligations of the Consulting Agreement effective as of December 31, 2022. In accordance with the DSS Letter Agreement, the Company also agreed to issue 33,333,333 shares of the Company’s Common Stock in lieu of cash payment to satisfy the accrued and unpaid service fees equal to $700,000 owed to DSS under the Consulting Agreement.

On February 28, 2023, the Company and DSSI mutually agreed in a Letter Agreement (the “First DSSI Letter Agreement”) to a mutual settlement of the interest accrued on the 2022 Note issued by the Company to DSSI. In accordance with the DSSI Letter Agreement, the Company agreed to issue 26,285,714 shares of the Company’s Common Stock, at a price per share of $0.021 in lieu of cash payment to satisfy the accrued and unpaid interest through and including December 31, 2022, in the amount of $552,000 owed to DSSI.

On March 24, 2023, the Company, DSS and DSSI, entered into a Securities Exchange and Amendment Agreement (the “Agreement”). Pursuant to the Agreement, the parties decided to: 1) exchange and surrender the Assigned Warrants, 2) exchange and surrender the Service Warrants, 3) exchange and surrender the DSSI Warrants, and 4) amend the 2022 Note by removing all conversion rights granted by the 2022 Note. Under the terms of the Agreement, the Company issued 10,145,841 shares of its Class A Common Stock in connection with the exchange and surrender of the Assigned Warrants and the Service Warrants. In accordance with GAAP, the Company recognized a deemed dividend of $213,062 on the Company’s consolidated financial statements. In addition, the Company issued 14,854,159 shares of its Class A Common Stock in connection with removal of all conversion rights granted by the 2022 Note. The Company recognized the debt modification transaction as a debt extinguishment in accordance with GAAP. Since DSSI is a related party, the difference between the fair value of the new debt instrument and the carrying value of the retired debt instrument was recognized as a deemed dividend of $10.7 million on the Company’s consolidated financial statements.

In May 2022, the Company and certain of its subsidiaries, on the one hand, and Alchemist, the former officer and certain entities affiliated with the former officer, on the other hand, entered into a Confidential Settlement Agreement with Mutual Releases (the “May 2022 Settlement Agreement”) pursuant to which the parties amicably settled all claims and disputes among them; (b) the former officer sold to the Company 26,091,136 shares of the Company’s common stock then under the voting and dispositive control of the former officer; (c) the Company made a one-time payment of $1,043,645; and (d) the Company and its relevant subsidiaries, on the one hand, and the former officer and relevant entities affiliated with the former officer, on the other hand, exchanged customary mutual releases of any prior obligations among them. On May 19, 2022, the closing price for the Company’s common stock was $0.25 per share. In the fiscal quarter ending September 30, 2022, the Company measured and recognized the repurchase of its common stock at its fair value of $626,187, derecognized its remaining liability under the Co-Founder’s Agreement, and recognized a recovery of $324,230 in connection with the previously recognized loss related to the Co-Founder’s Agreement. The Company reported the 26,091,136 shares of the Company’s common stock in Treasury Stock until the interim period ended June 30, 2023, when it cancelled the stock certificate.

On April 17, 2023, the Company and DSSI, mutually agreed in a subsequent Letter Agreement (the “Second DSSI Letter Agreement”) to a mutual settlement of the interest accrued on the 2022 Note between January 1, 2023, through and including March 31, 2023. In accordance with the Second DSSI Letter Agreement, the Company issued 28,877,005 shares of the Company’s Common Stock, at a price per share of $0.0187 in lieu of cash payment to satisfy the accrued and unpaid interest between January 1, 2023, through and including March 31, 2023, equal to $539,806 owed to DSSI under the Second DSSI Letter Agreement. The Company’s shares were trading at $0.0180 on April 17, 2023.

On October 30, 2023, the Company filed a Definitive Information Statement on Schedule 14C with the Securities and Exchange Commission and disclosed that a majority of the Company’s stockholders had approved by majority written consent an amendment to the Company’s articles of incorporation with the Secretary of State of Nevada to effect a Reverse Split (the “Reverse Split”) of the Company’s Class A Common Stock, par value $0.0001 per share (the “Common Stock”) by a ratio of not less than 700-for-1 and not more than 1,800-for-1, with the Board of Directors (the “Board”) of the Company having the discretion as to the exact date and ratio of any Reverse Split to be set at a whole number within the above range.

On December 15, 2023, the Board approved the exact ratio of the Reverse Split at 1,400-for-1. The Company intends on effecting the Reverse Split for the purpose of enabling a future uplisting of the Company’s Common Stock to a national securities exchange. The Reverse Split remains subject to approval by the Financial Industry Regulatory Authority (“FINRA”). There is no guarantee that the Company will be successful in achieving FINRA’s approval or uplisting to a national exchange.

As of December 31, 2023, and March 31, 2023, 376,328,885 shares and 347,451,880 shares of our Class A Common Stock remained issued and outstanding, respectively. As of December 31, 2023, and March 31, 2023, there were no shares of the Company’s Class B Common Stock outstanding.

Preferred Stock

On August 31, 2023, the Company and DSSI executed a debt exchange agreement whereby DSSI cancelled the $27 million loan and accepted 26,000 shares of the Company’s Series D Preferred Stock, $0.0001 par value per share (“Preferred D Stock”) in exchange for the cancellation of the $27.0 million loan. Pursuant to the debt exchange agreement, the principal amount together with all unpaid interest, totaling $26,169,367 was deemed to be repaid. The holder of Preferred D Stock is entitled to receive dividends in cash valued at a rate of 25% per annum of the operating income of the Company. Any accrued and unpaid dividends shall be payable in cash commencing on August 31, 2024 and continuing each annual anniversary of such date on a perpetual basis.

NOTE 17 - STOCKHOLDERS’ EQUITY – CAPITAL STOCK

Preferred Stock

At the Annual Shareholder’s Meeting, the Company’s Shareholders ratified the Third Amended and Restated Articles of Incorporation of the Company and approved the maximum number of shares which the Corporation now has the authority to issue of Two Billion Two Hundred Million (2,200,000,000) shares, $0.0001 par value per share, of which: (a) Two Billion (2,000,000,000) Shares of Common Stock having a par value of $0.0001 per share (“Common Stock”) and (b) Two Hundred Million (200,000,000) Shares of Preferred Stock comprised of Series A and Series C having a par value of $0.0001 per share or as authorized (“Preferred Stock”). The Board may divide the authorization into one or more series, each with distinct powers, designations, preferences, and rights.

Series A Convertible Preferred Stock

The Board has authorized the issuance of up to 100,000,000 shares of Series A Convertible Preferred Stock (the “Series A Preferred Stock”). Shares of our Series A Preferred Stock are senior in rank to shares of our Series C Preferred Stock. The affirmative vote of the holders of 86% of the issued and outstanding shares of our Series A Preferred Stock is required for the Board: (i) to declare dividends upon shares of our Common Stock unless, with respect to cash dividends, the shares of our Series A Preferred Stock are to receive the same dividend as the common shares, on an as converted basis; (ii) to redeem the shares of our Series A Preferred Stock at a redemption price of $0.001 per share; (iii) to authorize or issue additional or other capital stock that is junior or equal in rank to shares of our Series A Preferred Stock with respect to the preferences as to distributions and payments upon the liquidation, dissolution, or winding up of the Company; and (iv) to amend, alter, change, or repeal any of the powers, designations, preferences, and rights of our Series A Preferred Stock. Upon the dissolution, liquidation, or winding up of the Company, whether voluntary or involuntary, the holders of the Series A Preferred Stock are entitled to receive out of the assets of the Company the sum of $0.001 per share before any payment or distribution shall be made on our shares of Common Stock, or any other class of capital stock ranking junior to the Series A Preferred Stock. For a period of 10 years from the date of issuance, the holders of the Series A Preferred Stock may elect to convert each share of the Series A Preferred Stock into one share of the Company’s Common Stock. Each share of our Series A Preferred Stock is entitled to one vote when voting as a class or together with the shares of our Common Stock.

During the fiscal year ended March 31, 2021, stockholders converted an aggregate of 21,750,000 shares of the Company’s Series A Preferred Stock into an equal number of shares of the Company’s Common Stock. There were no similar conversions in the fiscal year ended March 31, 2023, and 2022, respectively.

As of March 31, 2023, and 2022, 3,100,000 shares, respectively, of the Company’s Series A Preferred Stock remain outstanding. The shares of the Company’s Series A Preferred Stock reported in the Company’s financial statements as of March 31, 2023, and 2022, include 2,900,000 shares purportedly held by Research & Referral BZ, pending cancellation of the stock certificate when presented by Research & Referral BZ in the future.

Series B Convertible Preferred Stock

The Board has authorized the issuance of up to 10,000,000 shares of Series B Convertible Preferred Stock (the Series B Preferred Stock”). Issued and outstanding shares of our Series B Preferred Stock, if any, are senior in rank to shares of our Series A and Series C Preferred Stock. During the fiscal year ended March 31, 2021, all shares of the Company’s Series B Preferred Stock previously issued were converted into shares of the Company’s Class A Common Stock. As of March 31, 2023, and 2022, no shares of the Company’s Series B Preferred Stock remain outstanding.

Series C Convertible Preferred Stock

The Board has authorized the issuance of up to 10,000,000 shares of Series C Convertible Preferred Stock (the Series C Preferred Stock”). Shares of our Series C Preferred Stock are junior in rank to the Series A and Series B Preferred Stock. The affirmative vote of the holders of 86% of the issued and outstanding shares of our Series C Preferred Stock is required for the Board: (i) to declare dividends upon shares of our Common Stock unless, with respect to cash dividends, the shares of our Series C Preferred Stock are to receive the same dividend as the common shares, on an as converted basis; (ii) to redeem the shares of Series C Preferred Stock at a redemption price of $0.001 per share; (iii) to authorize or issue additional or other capital stock that is junior or equal in rank to our Series C Preferred Stock with respect to the preferences as to distributions and payments upon the liquidation, dissolution, or winding up of the Company; and (iv) to amend, alter, change, or repeal any of the powers, designations, preferences, and rights of the Series C Preferred Stock. Upon the dissolution, liquidation, or winding up of the Company, whether voluntary or involuntary, the holders of the Series C Preferred Stock are entitled to receive out of the assets of the Company the sum of $0.001 per share before any payment or distribution shall be made on our shares of Common Stock, or any other class of capital stock of the Company ranking junior to the Series C Preferred Stock. For a period of 10 years from the date of issuance, the holders of the Series C Preferred Stock may elect to convert each share of Series C Preferred Stock into one share of the Company’s Common Stock. Each share of our Series C Preferred Stock is entitled to one vote when voting as a class or together with shares of our Common Stock.

During the fiscal year ended March 31, 2022, holders of 10,000 shares of the Company’s Series C Preferred Stock converted their holdings into an equal number of shares of the Company’s Common Stock. As of March 31, 2023, and 2022, respectively 3,220,000 shares of the Company’s Series C Preferred Stock remain outstanding.

Common Stock

The Board has authorized the issuance of up to 1,990,000,000 shares of Class A Common Stock and up to 10,000,000 shares of Class B Common Stock, each with a par value of $0.0001 per share. Holders of our Common Stock are entitled to dividends, subject to the rights of the holders of other classes of capital stock outstanding having priority rights with respect to dividends. At the time of this prospectus, no shares of the Company’s Class B Common Stock remain outstanding. References to our “Common Stock” throughout this report include our Class A Common Stock and Class B Common Stock, unless otherwise indicated or the context otherwise requires.

In April 2021, the Company issued 27.0 million shares of its Class A Common Stock to DSSI, including 15.0 million shares in payment of a loan origination fee and 12.0 million shares in prepayment of interest on a loan, as more fully discussed in Notes 13 and 16 above. On the effective date of the loan agreement, the closing price for the Company’s common stock was $0.24 per share and the Company recognized a deemed dividend of $1.1 million in connection with this related-party transaction.

In December 2021, the Company and DSSI entered into a Stock Purchase and Share Subscription Agreement pursuant to which DSSI invested $3.0 million in the Company in exchange for 50.0 million shares of Class A Common Stock and a Stock Warrant to purchase up to 50.0 million shares of the Company’s Class A Common Stock. On the effective date of the Stock Purchase and Share Subscription Agreement, the closing price for the Company’s common stock was $0.075 per share and the Company recognized a deemed dividend of $2.3 million in connection with this related-party transaction.

In January 2022, the Company and DSS entered into a one-year Business Consulting Agreement (the “Consulting Agreement”) pursuant to which the DSS will provide to the Company certain consulting services, as defined in the Consulting Agreement. In connection with the Consulting Agreement, the Company agreed to pay DSS and a flat monthly fee of sixty thousand dollars ($60,000) and DSS received a fully vested detachable Stock Warrant to purchase up to 50.0 million shares of the Company’s Class A Common Stock, at the exercise price of $0.0001 per share. On the effective date of the Consulting Agreement, the fair value of the detachable Stock Warrant was $3.5 million which was recognized as consulting expense over the term of the Consulting Agreement (one year). In February 2022, Sharing Services issued 50.0 million shares of its Common Stock Class A to DSS in connection with the exercise of such Stock Warrant.

On June 15, 2022, the Company and DSSI which, together with DSS, is a majority shareholder of the Company, entered into an agreement pursuant to which the Company issued, to DSSI: (a) a two-year Convertible, Advancing Promissory Note in the principal amount of $27.0 million (the “2022 Note”) in favor of DSSI and (b) a detachable Warrant to purchase up to 818,181,819 shares of the Company’s Class A Common Stock at the exercise price of $0.033 per share. The 2022 Note bears interest at the annual rate of 8% and is due and payable on demand or, if no demand, on May 1, 2024. At any time during the term of the 2022 Note, all or part of the Note may be converted into up to 818,181,819 shares of the Company’s Class A Common Stock, at the option of the holder. Under the terms of the agreement, the Company agreed to pay to DSSI a loan origination fee of $270,000. In addition, DSSI agreed to surrender to the Company all DSSI’s rights pursuant to: (a) a certain Convertible Promissory Note in the principal amount of $30.0 million issued by the Company in April 2021 in favor of DSSI, and (b) a certain detachable Warrant to purchase up to 150,000,000 shares of the Company’s Class A Common Stock, at $0.22 per share, issued concurrently with such $30.0 million note. The Company recognized the transaction with DSSI as a debt extinguishment in accordance with GAAP. Since DSSI is a related party, the difference between the fair value of the new equity instruments and the carrying value of the retired equity instruments was recognized as a capital contribution of $2.0 million in additional paid in capital on the Company’s consolidated balance sheet.

On February 3, 2023, the Company mutually agreed with DSS to enter into a Letter Agreement (the “DSS Letter Agreement”), pursuant to which the Company and DSS have agreed to terminate and release all obligations of the Consulting Agreement effective as of December 31, 2022. In accordance with the DSS Letter Agreement, the Company also agreed to issue 33,333,333 shares of the Company’s Common Stock in lieu of cash payment to satisfy the accrued and unpaid service fees equal to $700,000 owed to DSS under the Consulting Agreement.

On February 28, 2023, the Company and DSSI mutually agreed in a Letter Agreement (the “First DSSI Letter Agreement”) to a mutual settlement of the interest accrued on the 2022 Note issued by the Company to DSSI. In accordance with the DSSI Letter Agreement, the Company agreed to issue 26,285,714 shares of the Company’s Common Stock, at a price per share of $0.021 in lieu of cash payment to satisfy the accrued and unpaid interest through and including December 31, 2022, in the amount of $552,000 owed to DSS.

In March 24, 2023, the Company, DSS and DSSI, entered into a Securities Exchange and Amendment Agreement (the “Agreement”). Pursuant to the Agreement, the parties decided to: 1) exchange and surrender the Assigned Warrants, 2) exchange and surrender the Service Warrants, 3) exchange and surrender the DSSI Warrants, and 4) amend the 2022 Note by removing all conversion rights granted by the 2022 Note. Under the terms of the Agreement, the Company issued 10,145,841 shares of its Class A Common Stock in connection with the exchange and surrender of the Assigned Warrants and the Service Warrants. In accordance with GAAP, the Company recognized a deemed dividend of $213,062 on the Company’s consolidated financial statements. In addition, the Company issued 14,854,159 shares of its Class A Common Stock in connection with removal of all conversion rights granted by the 2022 Note. The Company recognized the debt modification transaction as a debt extinguishment in accordance with GAAP. Since DSSI is a related party, the difference between the fair value of the new debt instrument and the carrying value of the retired debt instrument was recognized as a deemed dividend of $10.7 million on the Company’s consolidated financial statements.

In February 2020, the Company, Alchemist Holdings, LLC (“Alchemist”), and a former Company officer entered into a Settlement Accommodation Agreement (the “Accommodation Agreement”) pursuant to which Alchemist and the former Company officer agreed to transfer to the Company 22.7 million shares of the Company’s Common Stock held by Alchemist, in settlement of certain obligations to the Company. Under the terms of the Accommodation Agreement, Alchemist and the former Company officer also agreed to transfer to the Company 15.6 million shares of the Company’s Common Stock held by Alchemist, to offset certain legal and other expenses incurred by the Company in connection with various related-party legal claims. Accordingly, in the fiscal year ended March 31, 2021, the Company and Alchemist caused the transfer to the Company, in the aggregate, of 38.3 million shares of the Company’s Common Stock then held by Alchemist, and the Company retired such redeemed shares.

In May 2022, the Company and certain of its subsidiaries, on the one hand, and Alchemist, the former officer and certain entities affiliated with the former officer, on the other hand, entered into a Confidential Settlement Agreement with Mutual Releases (the “May 2022 Settlement Agreement”) pursuant to which the parties amicably settled all claims and disputes among them; (b) the former officer sold to the Company 26,091,136 shares of the Company’s common stock then under the voting and dispositive control of the former officer; (c) the Company made a one-time payment of $1,043,645; and (d) the Company and its relevant subsidiaries, on the one hand, and the former officer and relevant entities affiliated with the former officer, on the other hand, exchanged customary mutual releases of any prior obligations among them. On May 19, 2022, the closing price for the Company’s common stock was $0.25 per share. In the fiscal quarter ending June 30, 2022, the Company measured and recognized the repurchase of its common stock at its fair value of $652,278, derecognized its remaining liability under the Co-Founder’s Agreement, and recognized a recovery of $324,230 in connection with the previously recognized loss related to the Co-Founder’s Agreement.

During the fiscal year ended March 31, 2022, holders of 10,000 shares of the Company’s Series C Preferred Stock converted such holdings into an equal number of shares of the Company’s Class A Common Stock. In addition, during the fiscal year ended March 31, 2022, the Company issued: (a) 1.5 million shares in connection with the exercise of warrants by Company employees, and (b) 313,200 shares in connection with the exercise of warrants by independent distributors of the Company. There were no issuances during the year ended March 31, 2023, of Series C Preferred Stock.

As of March 31, 2023, and 2022, 347,451,880 shares and 288,923,969 shares, respectively, of our Class A Common Stock remained issued and outstanding. As of March 31, 2023, and 2022, there were no shares of the Company’s Class B Common Stock outstanding.